Document and Entity Information	12 Months Ended
Aug. 26, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Apr 30, 2012
Registrant Name	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Central Index Key	0000725781
Amendment Flag	false
Document Creation Date	Aug 27, 2012
Document Effective Date	Aug 27, 2012
Prospectus Date	Aug 28, 2012

Statutory Prospectus Supplement dated August 28, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, R, Y and Investor Class shares (the "Retail Classes), as applicable, of the Funds listed below:
Invesco Energy Fund
Invesco Gold & Precious Metals Fund
Invesco Leisure Fund
Invesco Technology Fund
Invesco Utilities Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen Value Opportunities Fund
Effective September 24, 2012, the following funds will change their names:

Current Name	New Name
Invesco Van Kampen American Value Fund	Invesco American Value Fund
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Mid Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund	Invesco Small Cap Value Fund
Invesco Van Kampen Value Opportunities Fund	Invesco Value Opportunities Fund
Statutory Prospectus Supplement dated August 28, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Institutional Class shares of the Funds listed below:
Invesco Energy Fund
Invesco Technology Fund
Invesco Utilities Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Value Opportunities Fund
Effective September 24, 2012, Institutional Class shares are renamed Class R5 shares and all references in the Prospectuses to Institutional Class shares are hereby deleted and replaced with Class R5 shares.
Effective September 24, 2012, the following Funds will change their names:

Current Name	New Name
Invesco Van Kampen American Franchise Fund	Invesco American Franchise Fund
Invesco Van Kampen American Value Fund	Invesco American Value Fund
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Corporate Bond Fund	Invesco Corporate Bond Fund
Invesco Van Kampen Equity and Income Fund	Invesco Equity and Income Fund
Invesco Van Kampen Growth and Income Fund	Invesco Growth and Income Fund
Invesco Van Kampen High Yield Municipal Fund	Invesco High Yield Municipal Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Mid Cap Growth Fund
Invesco Van Kampen U.S. Mortgage Fund	Invesco U.S. Mortgage Fund
Invesco Van Kampen Value Opportunities Fund	Invesco Value Opportunities Fund

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Supplement [Text Block]	aimsf2_SupplementTextBlock
Statutory Prospectus Supplement dated August 28, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, R, Y and Investor Class shares (the "Retail Classes), as applicable, of the Funds listed below:
Invesco Energy Fund
Invesco Gold & Precious Metals Fund
Invesco Leisure Fund
Invesco Technology Fund
Invesco Utilities Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen Value Opportunities Fund
Effective September 24, 2012, the following funds will change their names:

Current Name	New Name
Invesco Van Kampen American Value Fund	Invesco American Value Fund
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Mid Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund	Invesco Small Cap Value Fund
Invesco Van Kampen Value Opportunities Fund	Invesco Value Opportunities Fund
Statutory Prospectus Supplement dated August 28, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Institutional Class shares of the Funds listed below:
Invesco Energy Fund
Invesco Technology Fund
Invesco Utilities Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Value Opportunities Fund
Effective September 24, 2012, Institutional Class shares are renamed Class R5 shares and all references in the Prospectuses to Institutional Class shares are hereby deleted and replaced with Class R5 shares.
Effective September 24, 2012, the following Funds will change their names:

Current Name	New Name
Invesco Van Kampen American Franchise Fund	Invesco American Franchise Fund
Invesco Van Kampen American Value Fund	Invesco American Value Fund
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Corporate Bond Fund	Invesco Corporate Bond Fund
Invesco Van Kampen Equity and Income Fund	Invesco Equity and Income Fund
Invesco Van Kampen Growth and Income Fund	Invesco Growth and Income Fund
Invesco Van Kampen High Yield Municipal Fund	Invesco High Yield Municipal Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Mid Cap Growth Fund
Invesco Van Kampen U.S. Mortgage Fund	Invesco U.S. Mortgage Fund
Invesco Van Kampen Value Opportunities Fund	Invesco Value Opportunities Fund

Invesco Van Kampen American Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimsf2_SupplementTextBlock
Statutory Prospectus Supplement dated August 28, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, R, Y and Investor Class shares (the "Retail Classes), as applicable, of the Funds listed below:
Invesco Energy Fund
Invesco Gold & Precious Metals Fund
Invesco Leisure Fund
Invesco Technology Fund
Invesco Utilities Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen Value Opportunities Fund
Effective September 24, 2012, the following funds will change their names:

Current Name	New Name
Invesco Van Kampen American Value Fund	Invesco American Value Fund
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Mid Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund	Invesco Small Cap Value Fund
Invesco Van Kampen Value Opportunities Fund	Invesco Value Opportunities Fund
Statutory Prospectus Supplement dated August 28, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Institutional Class shares of the Funds listed below:
Invesco Energy Fund
Invesco Technology Fund
Invesco Utilities Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Value Opportunities Fund
Effective September 24, 2012, Institutional Class shares are renamed Class R5 shares and all references in the Prospectuses to Institutional Class shares are hereby deleted and replaced with Class R5 shares.
Effective September 24, 2012, the following Funds will change their names:

Current Name	New Name
Invesco Van Kampen American Franchise Fund	Invesco American Franchise Fund
Invesco Van Kampen American Value Fund	Invesco American Value Fund
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Corporate Bond Fund	Invesco Corporate Bond Fund
Invesco Van Kampen Equity and Income Fund	Invesco Equity and Income Fund
Invesco Van Kampen Growth and Income Fund	Invesco Growth and Income Fund
Invesco Van Kampen High Yield Municipal Fund	Invesco High Yield Municipal Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Mid Cap Growth Fund
Invesco Van Kampen U.S. Mortgage Fund	Invesco U.S. Mortgage Fund
Invesco Van Kampen Value Opportunities Fund	Invesco Value Opportunities Fund

Invesco Van Kampen Comstock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimsf2_SupplementTextBlock
Statutory Prospectus Supplement dated August 28, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, R, Y and Investor Class shares (the "Retail Classes), as applicable, of the Funds listed below:
Invesco Energy Fund
Invesco Gold & Precious Metals Fund
Invesco Leisure Fund
Invesco Technology Fund
Invesco Utilities Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen Value Opportunities Fund
Effective September 24, 2012, the following funds will change their names:

Current Name	New Name
Invesco Van Kampen American Value Fund	Invesco American Value Fund
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Mid Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund	Invesco Small Cap Value Fund
Invesco Van Kampen Value Opportunities Fund	Invesco Value Opportunities Fund
Statutory Prospectus Supplement dated August 28, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Institutional Class shares of the Funds listed below:
Invesco Energy Fund
Invesco Technology Fund
Invesco Utilities Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Value Opportunities Fund
Effective September 24, 2012, Institutional Class shares are renamed Class R5 shares and all references in the Prospectuses to Institutional Class shares are hereby deleted and replaced with Class R5 shares.
Effective September 24, 2012, the following Funds will change their names:

Current Name	New Name
Invesco Van Kampen American Franchise Fund	Invesco American Franchise Fund
Invesco Van Kampen American Value Fund	Invesco American Value Fund
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Corporate Bond Fund	Invesco Corporate Bond Fund
Invesco Van Kampen Equity and Income Fund	Invesco Equity and Income Fund
Invesco Van Kampen Growth and Income Fund	Invesco Growth and Income Fund
Invesco Van Kampen High Yield Municipal Fund	Invesco High Yield Municipal Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Mid Cap Growth Fund
Invesco Van Kampen U.S. Mortgage Fund	Invesco U.S. Mortgage Fund
Invesco Van Kampen Value Opportunities Fund	Invesco Value Opportunities Fund

Invesco Van Kampen Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimsf2_SupplementTextBlock
Statutory Prospectus Supplement dated August 28, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, R, Y and Investor Class shares (the "Retail Classes), as applicable, of the Funds listed below:
Invesco Energy Fund
Invesco Gold & Precious Metals Fund
Invesco Leisure Fund
Invesco Technology Fund
Invesco Utilities Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen Value Opportunities Fund
Effective September 24, 2012, the following funds will change their names:

Current Name	New Name
Invesco Van Kampen American Value Fund	Invesco American Value Fund
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Mid Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund	Invesco Small Cap Value Fund
Invesco Van Kampen Value Opportunities Fund	Invesco Value Opportunities Fund
Statutory Prospectus Supplement dated August 28, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Institutional Class shares of the Funds listed below:
Invesco Energy Fund
Invesco Technology Fund
Invesco Utilities Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Value Opportunities Fund
Effective September 24, 2012, Institutional Class shares are renamed Class R5 shares and all references in the Prospectuses to Institutional Class shares are hereby deleted and replaced with Class R5 shares.
Effective September 24, 2012, the following Funds will change their names:

Current Name	New Name
Invesco Van Kampen American Franchise Fund	Invesco American Franchise Fund
Invesco Van Kampen American Value Fund	Invesco American Value Fund
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Corporate Bond Fund	Invesco Corporate Bond Fund
Invesco Van Kampen Equity and Income Fund	Invesco Equity and Income Fund
Invesco Van Kampen Growth and Income Fund	Invesco Growth and Income Fund
Invesco Van Kampen High Yield Municipal Fund	Invesco High Yield Municipal Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Mid Cap Growth Fund
Invesco Van Kampen U.S. Mortgage Fund	Invesco U.S. Mortgage Fund
Invesco Van Kampen Value Opportunities Fund	Invesco Value Opportunities Fund

Invesco Van Kampen Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimsf2_SupplementTextBlock
Statutory Prospectus Supplement dated August 28, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, R, Y and Investor Class shares (the "Retail Classes), as applicable, of the Funds listed below:
Invesco Energy Fund
Invesco Gold & Precious Metals Fund
Invesco Leisure Fund
Invesco Technology Fund
Invesco Utilities Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen Value Opportunities Fund
Effective September 24, 2012, the following funds will change their names:

Current Name	New Name
Invesco Van Kampen American Value Fund	Invesco American Value Fund
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Mid Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund	Invesco Small Cap Value Fund
Invesco Van Kampen Value Opportunities Fund	Invesco Value Opportunities Fund

Invesco Van Kampen Value Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimsf2_SupplementTextBlock
Statutory Prospectus Supplement dated August 28, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, R, Y and Investor Class shares (the "Retail Classes), as applicable, of the Funds listed below:
Invesco Energy Fund
Invesco Gold & Precious Metals Fund
Invesco Leisure Fund
Invesco Technology Fund
Invesco Utilities Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen Value Opportunities Fund
Effective September 24, 2012, the following funds will change their names:

Current Name	New Name
Invesco Van Kampen American Value Fund	Invesco American Value Fund
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Mid Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund	Invesco Small Cap Value Fund
Invesco Van Kampen Value Opportunities Fund	Invesco Value Opportunities Fund
Statutory Prospectus Supplement dated August 28, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Institutional Class shares of the Funds listed below:
Invesco Energy Fund
Invesco Technology Fund
Invesco Utilities Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Value Opportunities Fund
Effective September 24, 2012, Institutional Class shares are renamed Class R5 shares and all references in the Prospectuses to Institutional Class shares are hereby deleted and replaced with Class R5 shares.
Effective September 24, 2012, the following Funds will change their names:

Current Name	New Name
Invesco Van Kampen American Franchise Fund	Invesco American Franchise Fund
Invesco Van Kampen American Value Fund	Invesco American Value Fund
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Corporate Bond Fund	Invesco Corporate Bond Fund
Invesco Van Kampen Equity and Income Fund	Invesco Equity and Income Fund
Invesco Van Kampen Growth and Income Fund	Invesco Growth and Income Fund
Invesco Van Kampen High Yield Municipal Fund	Invesco High Yield Municipal Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Mid Cap Growth Fund
Invesco Van Kampen U.S. Mortgage Fund	Invesco U.S. Mortgage Fund
Invesco Van Kampen Value Opportunities Fund	Invesco Value Opportunities Fund

Invesco Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimsf2_SupplementTextBlock
Statutory Prospectus Supplement dated August 28, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Institutional Class shares of the Funds listed below:
Invesco Energy Fund
Invesco Technology Fund
Invesco Utilities Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Value Opportunities Fund
Effective September 24, 2012, Institutional Class shares are renamed Class R5 shares and all references in the Prospectuses to Institutional Class shares are hereby deleted and replaced with Class R5 shares.
Effective September 24, 2012, the following Funds will change their names:

Current Name	New Name
Invesco Van Kampen American Franchise Fund	Invesco American Franchise Fund
Invesco Van Kampen American Value Fund	Invesco American Value Fund
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Corporate Bond Fund	Invesco Corporate Bond Fund
Invesco Van Kampen Equity and Income Fund	Invesco Equity and Income Fund
Invesco Van Kampen Growth and Income Fund	Invesco Growth and Income Fund
Invesco Van Kampen High Yield Municipal Fund	Invesco High Yield Municipal Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Mid Cap Growth Fund
Invesco Van Kampen U.S. Mortgage Fund	Invesco U.S. Mortgage Fund
Invesco Van Kampen Value Opportunities Fund	Invesco Value Opportunities Fund

Invesco Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimsf2_SupplementTextBlock
Statutory Prospectus Supplement dated August 28, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Institutional Class shares of the Funds listed below:
Invesco Energy Fund
Invesco Technology Fund
Invesco Utilities Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Value Opportunities Fund
Effective September 24, 2012, Institutional Class shares are renamed Class R5 shares and all references in the Prospectuses to Institutional Class shares are hereby deleted and replaced with Class R5 shares.
Effective September 24, 2012, the following Funds will change their names:

Current Name	New Name
Invesco Van Kampen American Franchise Fund	Invesco American Franchise Fund
Invesco Van Kampen American Value Fund	Invesco American Value Fund
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Corporate Bond Fund	Invesco Corporate Bond Fund
Invesco Van Kampen Equity and Income Fund	Invesco Equity and Income Fund
Invesco Van Kampen Growth and Income Fund	Invesco Growth and Income Fund
Invesco Van Kampen High Yield Municipal Fund	Invesco High Yield Municipal Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Mid Cap Growth Fund
Invesco Van Kampen U.S. Mortgage Fund	Invesco U.S. Mortgage Fund
Invesco Van Kampen Value Opportunities Fund	Invesco Value Opportunities Fund

Invesco Utilities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimsf2_SupplementTextBlock
Statutory Prospectus Supplement dated August 28, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Institutional Class shares of the Funds listed below:
Invesco Energy Fund
Invesco Technology Fund
Invesco Utilities Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Value Opportunities Fund
Effective September 24, 2012, Institutional Class shares are renamed Class R5 shares and all references in the Prospectuses to Institutional Class shares are hereby deleted and replaced with Class R5 shares.
Effective September 24, 2012, the following Funds will change their names:

Current Name	New Name
Invesco Van Kampen American Franchise Fund	Invesco American Franchise Fund
Invesco Van Kampen American Value Fund	Invesco American Value Fund
Invesco Van Kampen Comstock Fund	Invesco Comstock Fund
Invesco Van Kampen Corporate Bond Fund	Invesco Corporate Bond Fund
Invesco Van Kampen Equity and Income Fund	Invesco Equity and Income Fund
Invesco Van Kampen Growth and Income Fund	Invesco Growth and Income Fund
Invesco Van Kampen High Yield Municipal Fund	Invesco High Yield Municipal Fund
Invesco Van Kampen Mid Cap Growth Fund	Invesco Mid Cap Growth Fund
Invesco Van Kampen U.S. Mortgage Fund	Invesco U.S. Mortgage Fund
Invesco Van Kampen Value Opportunities Fund	Invesco Value Opportunities Fund

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 27, 2012